UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential High Yield Fund, Inc.

Schedule of Investments

as of November 30, 2010 (Unaudited)

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 95.1%
ASSET BACKED SECURITIES — 0.7%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Cl. E, 144A(a)(b)	Ca	4.239%	10/15/19	$ 2,851	$ 1,368,273
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Cl. D, 144A(a)(b)(c)	B3	4.541	06/18/21	2,261	1,311,381
Centurion CDO VII Ltd. (Cayman Islands), Ser. 2004-7A, Cl. D1(b)(c)	Caa3	12.090	01/30/16	5,000	2,250,000
CSAM Funding (Cayman Islands), Ser. 2001-1A, Cl. D2, 144A(a)(b)(c)	Ca	6.638	03/29/16	7,000	4,410,000
Landmark CDO Ltd. (Cayman Islands), Ser. 2004-1A, Cl. B2L(a)(b)(c)	Caa1	6.442	12/15/16	3,259	2,238,960
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(a)(b)(c)	C	7.246	06/15/13	3,465	381,202

Total asset backed securities					11,959,816

BANK LOANS(c) — 5.7%
Automotive — 0.4%
Ford Motor Co.(a)	Baa3	3.017	12/15/13	7,180	7,104,547

Cable — 0.9%
Charter Communications Operating LLC(a)	Ba1	3.540	09/06/16	6,495	6,351,665
CSC Holdings, Inc.(a)	Baa3	1.003	03/31/15	2,922	2,805,350
Newsday LLC(a)	Ba3	9.750	08/01/13	6,000	6,360,000

					15,517,015

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	3.006	07/20/15	176	159,387
Capital Safety Group Ltd.(a)	B3	3.006	07/20/16	924	836,113

					995,500

Consumer — 0.5%
Realogy Corp.	Caa3	13.500	10/15/17	4,300	4,660,125
Visant Corp.(a)	Ba3	7.000	12/22/16	2,900	2,923,563

					7,583,688

Electric — 1.0%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.754	10/10/14	219	169,336
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.754	10/10/14	9,127	7,024,711
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.754	10/10/14	11,404	8,803,658

					15,997,705

Gaming — 0.2%
Harrahs Operating Co., Inc.(a)	Caa1	3.288	01/28/15	404	352,928
Harrahs Operating Co., Inc.(a)	Caa1	3.288	01/28/15	1,815	1,583,821
Motorcity Casino(a)	Caa1	8.500	07/13/12	1,599	1,591,061

					3,527,810

Healthcare & Pharmaceutical — 1.0%
Royalty Pharma Finance Trust	Baa3	7.750	05/15/15	15,601	16,224,954

Pipelines & Other — 0.1%
New Development Holdings LLC(a)	Ba3	7.000	07/01/17	2,195	2,228,447

Technology — 1.4%
First Data Corp.(a)	B1	3.003	09/24/14	2,288	2,059,195
First Data Corp.(a)	B1	3.003	09/24/14	3,727	3,360,390
First Data Corp.(a)	B1	3.003	09/24/14	4,263	3,835,684
Interactive Data Corp.(a)	Ba3	6.750	01/29/17	6,584	6,671,225
Spansion LLC(a)	BB-(d)	6.500	02/09/15	1,399	1,411,432
Transunion LLC(a)	Ba3	6.750	06/15/17	5,835	5,895,188

					23,233,114

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)	B1	11.660	03/13/14	1,500	1,617,188

Total bank loans					94,029,968

CORPORATE BONDS — 88.1%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875	09/15/20	1,800	1,836,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500	07/01/18	6,715	7,302,562

Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,290,000; purchased 01/13/10-03/23/10)(c)(e)	B3	8.750	11/15/17	3,250	2,063,750
Esterline Technologies Corp.,
Gtd. Notes	Ba3	6.625	03/01/17	175	178,500
Gtd. Notes, 144A	Ba3	7.000	08/01/20	2,250	2,328,750
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.,
Gtd. Notes(f)	Caa3	8.500	04/01/15	1,650	1,237,500
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250	01/15/15	2,130	2,140,650
Sr. Sub. Notes	Ba3	7.250	06/15/18	2,850	2,935,500
TransDigm, Inc.,
Gtd. Notes	B3	7.750	07/15/14	830	852,825
Gtd. Notes	B3	7.750	07/15/14	5,125	5,265,938

					26,141,975

Airlines
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Cl. B(c)	Ba2	6.748	03/15/17	489	489,260

Automotive — 2.4%
American Axle & Manufacturing, Inc., Gtd. Notes(f)	B3	7.875	03/01/17	3,650	3,613,500
Ford Motor Co., Sr. Unsec’d. Notes	Ba3	7.450	07/16/31	2,250	2,418,750
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	Ba2	7.000	10/01/13	795	837,366
Sr. Unsec’d. Notes	Ba2	7.500	08/01/12	9,440	9,999,490
Sr. Unsec’d. Notes	Ba2	8.000	12/15/16	5,065	5,564,647
Lear Corp.,
Gtd. Notes	Ba3	7.875	03/15/18	2,500	2,675,000
Gtd. Notes	Ba3	8.125	03/15/20	2,975	3,242,750
Navistar International Corp., Gtd. Notes	B1	8.250	11/01/21	6,625	7,105,313
TRW Automotive, Inc., 144A
Gtd. Notes(f)	B2	7.000	03/15/14	1,225	1,316,875
Gtd. Notes	B2	7.250	03/15/17	800	862,000
Gtd. Notes	B2	8.875	12/01/17	2,375	2,648,125

					40,283,816

Banking — 1.1%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625	03/08/35	760	678,429
BAC Capital Trust XI, Ltd. Gtd. Notes	Baa3	6.625	05/23/36	485	463,396
BAC Capital Trust XIV, Ltd. Gtd. Notes(a)	Ba3	5.630	12/31/49	465	330,150
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000	12/29/49	8,760	8,752,116
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan), Gtd. Notes., 144A(b)	Ba3	7.250	05/03/17	4,500	4,501,800
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278	12/01/26	2,250	2,266,875
Wachovia Bank NA, Sub. Notes	Aa3	6.600	01/15/38	375	409,590

					17,402,356

Building Materials & Construction — 1.0%
Associated Materials LLC, Sr. Sec’d. Notes, 144A	B3	9.125	11/01/17	1,400	1,428,000
Building Materials Corp. of America, 144A(e)
Sr. Notes
(original cost $2,977,500; purchased 09/27/10)(f)	B1	6.875	08/15/18	3,000	2,940,000
Sr. Sec’d. Notes
(original cost $2,425,000; purchased 02/02/10)	Ba2	7.000	02/15/20	2,425	2,497,750
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500	04/15/16	100	101,375
KB Home, Gtd. Notes	B1	6.375	08/15/11	429	435,971
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125	08/15/13	2,845	3,055,149
Ryland Group, Inc., Gtd. Notes	Ba3	6.875	06/15/13	3,000	3,150,000
Standard Pacific Corp.,(f)
Gtd. Notes	B3	10.750	09/15/16	2,725	3,106,500
Sec’d. Notes	B3	8.375	05/15/18	425	437,750

					17,152,495

Cable — 5.0%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes	B1	7.750	04/15/18	675	715,500
Sr. Unsec’d. Notes	B1	8.625	09/15/17	3,575	3,887,813
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	1,438	1,690,990
CCO Holdings LLC/CCO Holdings Capital Corp., 144A
Gtd. Notes(f)	B2	7.250	10/30/17	1,825	1,843,250
Gtd. Notes	B2	7.875	04/30/18	1,000	1,035,000
Gtd. Notes	B2	8.125	04/30/20	725	761,250
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	6,050	6,201,250

Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000	04/30/12	24,338	25,433,210
CSC Holdings LLC,
Sr. Unsec’d. Notes	Ba3	6.750	04/15/12	59	61,286
Sr. Unsec’d. Notes(f)	Ba3	7.625	07/15/18	1,150	1,253,500
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	1,250	1,370,312
Sr. Unsec’d. Notes	Ba3	8.500	06/15/15	1,250	1,356,250
Sr. Unsec’d. Notes(f)	Ba3	8.625	02/15/19	575	656,938
DISH DBS Corp., Gtd. Notes	Ba3	7.125	02/01/16	1,340	1,376,850
Escrow CB Frontier Vision(c)(o)	NR	0.000	10/15/10	575	6
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500	10/15/15	1,185	1,182,037
Mediacom LLC/Mediacom Capital Corp., Unsec’d. Notes(f)	B3	9.125	08/15/19	1,100	1,111,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(b)	B2	7.750	03/15/16	4,065	4,186,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A(b)(f)	B1	8.125	12/01/17	2,100	2,184,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(b)	B2	9.875	04/15/18	11,300	12,147,500
Videotron Ltee (Canada),(b)
Gtd. Notes	Ba2	6.375	12/15/15	4,325	4,379,062
Gtd. Notes	Ba2	6.875	01/15/14	253	256,163
Gtd. Notes	Ba2	9.125	04/15/18	5,400	5,980,500
Virgin Media Finance PLC (United Kingdom),(b)
Gtd. Notes	Ba3	8.375	10/15/19	1,900	2,085,250
Gtd. Notes, Ser. 1	Ba3	9.500	08/15/16	1,800	2,011,500

					83,167,367

Capital Goods — 6.0%
Actuant Corp., Gtd. Notes	Ba2	6.875	06/15/17	3,100	3,162,000
Altra Holdings, Inc., Sr. Sec’d. Notes	B1	8.125	12/01/16	1,000	1,040,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $3,226,600; purchased 03/12/10)(c)(e)	B1	8.125	03/15/18	3,250	3,461,250
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa1	11.125	12/15/16	2,375	2,386,875
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000	08/15/16	6,260	6,526,050
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(b)(f)	B2	8.625	08/01/15	3,675	3,812,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	B3	2.786	05/15/14	310	288,300
Brightstar Corp., Gtd. Notes, 144A	B1	9.500	12/01/16	2,900	2,921,750
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/01/13	5,195	5,272,925
Diversey Holdings, Inc., Sr. Unsec’d. Notes	Caa1	10.500	05/15/20	5,643	6,174,531
Diversey, Inc., Gtd. Notes	B3	8.250	11/15/19	2,875	3,105,000
Hertz Corp. (The),
Gtd. Notes, 144A(f)	B2	7.500	10/15/18	2,125	2,146,250
Gtd. Notes	B2	8.875	01/01/14	6,610	6,717,413
Interline Brands, Inc., Gtd. Notes, 144A	B2	7.000	11/15/18	5,375	5,395,156
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A(b)	B1	9.500	05/04/20	770	793,100
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $1,981,660; purchased 04/01/10)(c)(e)	Caa2	12.250	04/15/15	2,000	1,740,000

Pinafore LLC/Pinafore, Inc., Sr. Sec’d. Notes, 144A	B1	9.000	10/01/18	2,000	2,110,000
RBS Global, Inc./Rexnord LLC,(f)
Gtd. Notes	Caa1	8.500	05/01/18	5,525	5,663,125
Gtd. Notes	Caa2	11.750	08/01/16	815	859,825
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Gtd. Notes(f)	Caa2	10.250	11/15/19	2,050	2,267,812
Sr. Sec’d. Notes, 144A	B1	10.000	07/15/17	2,425	2,679,625
Sr. Unsec’d. Notes	Caa2	9.500	12/01/14	1,130	1,163,900
SPX Corp.,
Gtd. Notes, 144A	Ba1	6.875	09/01/17	4,975	5,223,750
Sr. Unsec’d. Notes	Ba1	7.500	01/01/13	1,750	1,756,563
Sr. Unsec’d. Notes	Ba1	7.625	12/15/14	6,095	6,620,694
Stena AB (Sweden), Sr. Unsec’d. Notes(b)	Ba3	7.000	12/01/16	229	221,558
Terex Corp., Sr. Sub. Notes(f)	Caa1	8.000	11/15/17	5,480	5,404,650
Trimas Corp., Sr. Sec’d. Notes, 144A	B3	9.750	12/15/17	1,875	2,006,250
United Rentals North America, Inc.,
Gtd. Notes	Caa1	8.375	09/15/20	2,900	2,863,750
Gtd. Notes	B2	10.875	06/15/16	4,750	5,391,250

					99,176,164

Chemicals — 2.5%
CF Industries, Inc.,
Gtd. Notes	B1	6.875	05/01/18	675	740,813
Gtd. Notes	B1	7.125	05/01/20	800	895,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes, 144A(f)	Caa1	9.000	11/15/20	4,700	4,664,750
Huntsman International LLC, Gtd. Notes, 144A(f)	B3	8.625	03/15/21	2,275	2,411,500

INVISTA, Gtd. Notes, 144A (original cost $1,834,360; purchased 07/09/09-07/13/09)(c)(e)	Ba3	9.250	05/01/12	1,936	1,936,000
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	2,800	3,017,000
Lyondell Chemical Co.,
Sr. Sec’d. Notes, 144A(f)	Ba2	8.000	11/01/17	5,475	5,906,156
Sr. Sec’d. Notes	B2	11.000	05/01/18	2,950	3,281,875
Momentive Performance Materials, Inc., Sec’d. Notes, 144A(f)	Caa1	9.000	01/15/21	2,250	2,238,750
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa2	7.375	12/01/14	165	170,874
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.300	01/15/28	100	113,757
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(b)	B1	8.375	11/01/16	7,090	7,515,400
Omnova Solutions, Inc., Gtd. Notes, 144A	B2	7.875	11/01/18	925	920,375
Solutia, Inc., Gtd. Notes(f)	B1	7.875	03/15/20	3,550	3,825,125
Vertellus Specialties, Inc., Sr. Sec’d. Notes, 144A	B1	9.375	10/01/15	4,050	4,222,125

					41,859,500

Consumer — 2.6%
Affinity Group, Inc., Sr. Sec’d. Notes, 144A	B3	11.500	12/01/16	2,450	2,376,500
American Achievement Corp., Sr. Sec’d. Notes, 144A (original cost $3,875,000; purchased 10/21/10)(c)(e)	B3	10.875	04/15/16	3,875	3,836,250
Brickman Group Holdings, Inc., Sr. Notes, 144A	B3	9.125	11/01/18	3,030	3,067,875
Geo Group, Inc. (The), Gtd. Notes	B1	7.750	10/15/17	2,100	2,226,000
Jarden Corp.,
Gtd. Notes(f)	Ba3	6.125	11/15/22	600	583,500
Gtd. Notes	B2	7.500	05/01/17	2,600	2,723,500
Mac-Gray Corp., Gtd. Notes	B3	7.625	08/15/15	3,625	3,563,828
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(f)	B2	7.375	05/15/20	1,175	1,260,187
Realogy Corp.,
Gtd. Notes	Caa3	10.500	04/15/14	3,915	3,376,687
Gtd. Notes, PIK	Caa3	11.000	04/15/14	338	291,271
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	2,538	2,867,940
Service Corp. International,
Sr. Notes	B1	7.000	05/15/19	3,000	3,000,000
Sr. Unsec’d. Notes	B1	7.000	06/15/17	2,225	2,288,969
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250	02/15/13	3,280	3,271,800
Visant Corp., Sr. Notes, 144A	Caa1	10.000	10/01/17	7,550	7,795,375

					42,529,682

Electric — 4.0%
AES Corp. (The),
Sr. Unsec’d. Notes	B1	7.750	03/01/14	1,650	1,749,000
Sr. Unsec’d. Notes	B1	7.750	10/15/15	2,660	2,819,600
Sr. Unsec’d. Notes	B1	8.000	10/15/17	1,000	1,040,000
Sr. Unsec’d. Notes(f)	B1	8.000	06/01/20	1,550	1,619,750
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba2	9.000	01/02/17	6,229	6,493,565
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250	12/01/20	2,850	2,911,882
Energy Future Holdings Corp.,
Sr. Sec’d. Notes	Caa3	9.750	10/15/19	3,830	3,830,253
Sr. Sec’d. Notes, 144A	Caa3	10.000	01/15/20	2,275	2,327,675
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes(f)	B+(d)	9.750	10/15/19	1,153	1,153,076

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000	12/01/20	700	717,958
GenOn Escrow Corp., Sr. Unsec’d. Notes, 144A	B3	9.500	10/15/18	1,550	1,472,500
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes, 144A	Ba1	7.250	04/01/16	55	59,125
Sr. Sec’d. Notes	Ba1	8.625	11/14/11	325	341,250
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300	05/01/11	550	558,250
Mirant Corp., 144A(c)	NR	7.400	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs.,
Ser. A	Ba1	8.625	06/30/12	189	194,776
Ser. B	Ba1	9.125	06/30/17	7,313	7,788,095
Mirant North America LLC, Gtd. Notes	B1	7.375	12/31/13	1,315	1,334,725
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,170,050; purchased 09/22/09-10/22/10)(c)(e)	Ba3	10.875	06/01/16	4,175	4,634,250
NRG Energy, Inc.,
Gtd. Notes	B1	7.250	02/01/14	5,075	5,176,500
Gtd. Notes	B1	7.375	02/01/16	6,620	6,653,100
Gtd. Notes(f)	B1	7.375	01/15/17	1,230	1,242,300
Gtd. Notes, 144A(f)	B1	8.250	09/01/20	4,850	4,862,125
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	6.750	08/15/17	1,364	1,416,174
RRI Energy, Inc., Sr. Unsec’d. Notes	B3	7.875	06/15/17	390	354,900

Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $5,080,590; purchased 12/22/08-05/28/10)(c)(e)	Ba3	9.000	12/30/13	5,305	5,472,109

					66,225,613

Energy — Integrated — 0.1%
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A(b)	Baa2	7.500	07/18/16	2,200	2,436,500

Energy — Other — 5.2%
Cie Generale de Geophysique-Veritas (France),(b)
Gtd. Notes	Ba3	7.500	05/15/15	3,480	3,567,000
Gtd. Notes	Ba3	7.750	05/15/17	65	68,250
Gtd. Notes	Ba3	9.500	05/15/16	3,535	3,835,475
Denbury Resources, Inc.,
Gtd. Notes	B1	7.500	12/15/15	400	412,000
Gtd. Notes	B1	8.250	02/15/20	1,851	2,017,590
Gtd. Notes	B1	9.750	03/01/16	2,875	3,184,062
Forest Oil Corp., Gtd. Notes(f)	B1	7.250	06/15/19	5,650	5,763,000
Harvest Operations Corp. (Canada), Gtd. Notes, 144A(b)	Ba1	6.875	10/01/17	6,500	6,711,250
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	4,139	4,552,900
Newfield Exploration Co.,
Sr. Sub. Notes	Ba2	6.625	09/01/14	1,983	2,022,660
Sr. Sub. Notes	Ba2	6.625	04/15/16	750	768,750
Sr. Sub. Notes	Ba2	6.875	02/01/20	1,500	1,567,500
OPTI Canada, Inc. (Canada),(b)
Sr. Sec’d. Notes	Caa3	7.875	12/15/14	9,875	6,789,063
Sr. Sec’d. Notes	Caa3	8.250	12/15/14	1,700	1,181,500
Parker Drilling Co., Gtd. Notes	B1	9.125	04/01/18	350	362,250
Petrohawk Energy Corp.,
Gtd. Notes	B3	7.250	08/15/18	5,150	5,137,125
Gtd. Notes	B3	7.875	06/01/15	3,420	3,522,600
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(b)(f)	B2	6.750	05/01/14	5,275	4,773,875
Pioneer Natural Resources Co.,
Gtd. Notes	Ba1	5.875	07/15/16	780	804,812
Sr. Unsec’d. Notes	Ba1	6.650	03/15/17	8,415	8,924,646
Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	1,400	1,489,958
Sr. Unsec’d. Notes	Ba1	7.500	01/15/20	4,000	4,462,368
Plains Exploration & Production Co.,
Gtd. Notes(f)	B1	7.625	06/01/18	1,200	1,269,060
Gtd. Notes	B1	7.750	06/15/15	1,385	1,436,938
Gtd. Notes	B1	10.000	03/01/16	1,600	1,776,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(b)	Ba2	6.625	11/15/20	2,475	2,499,750
Range Resources Corp.,
Gtd. Notes	Ba3	7.500	05/15/16	4,565	4,724,775
Gtd. Notes	Ba3	7.500	10/01/17	1,460	1,540,300

					85,165,457

Foods — 2.8%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	3,800	3,933,000
Carrols Corp., Gtd. Notes	B3	9.000	01/15/13	1,055	1,061,594
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	2,800	2,996,000
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000	06/01/18	1,525	1,647,000
Del Monte Corp.,
Gtd. Notes	Ba3	6.750	02/15/15	1,000	1,026,250
Gtd. Notes	Ba3	7.500	10/15/19	3,425	3,878,812
DineEquity, Inc., Sr. Unsec’d. Notes, 144A	B3	9.500	10/30/18	1,050	1,086,750
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	4,875	5,265,000
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625	12/01/15	1,810	1,918,600
Michael Foods, Inc., Sr. Notes, 144A (original cost $6,131,250; purchased 06/22/10-10/14/10)(c)(e)	Caa1	9.750	07/15/18	5,800	6,264,000
Roadhouse Financing, Inc., Sr. Sec’d. Notes, 144A	B2	10.750	10/15/17	600	634,500
Smithfield Foods, Inc.,
Sr. Sec’d. Notes, 144A	B1	10.000	07/15/14	4,955	5,599,150
Sr. Unsec’d. Notes	Caa1	7.750	07/01/17	1,145	1,156,450
Stater Brothers Holdings, Inc.,
Gtd. Notes, 144A	B2	7.375	11/15/18	2,675	2,661,625
Gtd. Notes	B2	7.750	04/15/15	550	562,375
SUPERVALU, Inc.,
Sr. Unsec’d. Notes	Ba3	7.500	05/15/12	375	388,125
Sr. Unsec’d. Notes	Ba3	7.500	11/15/14	2,000	1,985,000
Sr. Unsec’d. Notes(f)	Ba3	8.000	05/01/16	3,145	3,089,963
Tyson Foods, Inc., Gtd. Notes	Ba2	10.500	03/01/14	1,365	1,617,525

					46,771,719

Gaming — 4.5%
CCM Merger, Inc., Notes, 144A (original cost $10,775,252; purchased 07/14/05-07/08/10)(e)(f)	Caa3	8.000	08/01/13	11,885	11,409,600
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes(f)	CCC(d)	10.000	12/15/18	1,109	937,105
Sr. Sec’d. Notes	CCC(d)	10.000	12/15/18	2,080	1,757,600
Sr. Sec’d. Notes	Caa1	11.250	06/01/17	6,450	7,030,500
Sr. Sec’d. Notes, 144A(f)	Ca	12.750	04/15/18	6,525	6,394,500
Marina District Finance Co., Inc., 144A
Sr. Sec’d. Notes	B2	9.500	10/15/15	7,750	7,323,750
Sr. Sec’d. Notes	B2	9.875	08/15/18	1,500	1,436,250
MGM Resorts International,
Sr. Sec’d. Notes, 144A(f)	B1	9.000	03/15/20	4,890	5,330,100
Sr. Sec’d. Notes	B1	11.125	11/15/17	4,940	5,582,200
Sr. Sec’d. Notes(f)	B1	13.000	11/15/13	8,655	10,169,625
Peninsula Gaming LLC, Gtd. Notes	B3	10.750	08/15/17	1,250	1,346,875
Pinnacle Entertainment, Inc., Gtd. Notes(f)	B1	8.625	08/01/17	1,725	1,856,531
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $460,000; purchased 11/13/08)(c)(e)	B2	10.375	06/15/14	500	518,750
Scientific Games Corp., Sr. Sub. Notes, 144A(f)	B1	8.125	09/15/18	1,375	1,378,437
Scientific Games International, Inc., Gtd. Notes	B1	9.250	06/15/19	1,500	1,552,500
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750	10/01/17	1,525	1,567,891
Station Casinos, Inc.,(g)
Sr. Sub. Notes	NR	6.500	02/01/14	2,930	1,172
Sr. Sub. Notes	NR	6.625	03/15/18	1,810	724
Sr. Sub. Notes	NR	6.875	03/01/16	65	26
Sr. Unsec’d. Notes	NR	6.000	04/01/12	134	13
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mtge. Bonds	BB+(d)	7.750	08/15/20	5,475	5,776,125
First Mtge. Bonds	Ba2	7.875	11/01/17	1,250	1,326,563
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,028,580; purchased 03/30/10)(c)(e)	B1	11.375	07/15/16	948	1,038,060

					73,734,897

Healthcare & Pharmaceutical — 11.2%
Accellent, Inc.,
Gtd. Notes, 144A	Caa2	10.000	11/01/17	15,800	14,773,000
Sr. Sec’d. Notes	B1	8.375	02/01/17	1,400	1,414,000
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B(d)	8.000	12/01/16	7,706	7,185,845
Apria Healthcare Group, Inc.,
Sr. Sec’d. Notes	Ba2	11.250	11/01/14	8,395	9,129,562
Sr. Sec’d. Notes	B1	12.375	11/01/14	5,675	6,285,062
Biomet, Inc.,
Gtd. Notes	B3	10.000	10/15/17	1,500	1,635,000
Gtd. Notes, PIK	B3	10.375	10/15/17	10,275	11,199,750
Gtd. Notes(f)	Caa1	11.625	10/15/17	8,320	9,172,800
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $6,146,322; purchased 06/21/10-11/23/10)(c)(e)	B3	9.250	07/01/17	5,985	6,306,694
Community Health Systems, Inc., Gtd. Notes	B3	8.875	07/15/15	6,660	6,968,025
DaVita, Inc., Gtd. Notes	B2	6.375	11/01/18	3,475	3,444,594

HCA, Inc.,
Sec’d. Notes	B2	9.250	11/15/16	5,875	6,286,250
Sec’d. Notes, PIK	B2	9.625	11/15/16	5,367	5,735,805
Sr. Unsec’d. Notes	Caa1	5.750	03/15/14	1,775	1,741,719
Sr. Unsec’d. Notes(f)	Caa1	6.375	01/15/15	5,050	4,961,625
Sr. Unsec’d. Notes	Caa1	7.500	11/15/95	2,850	2,258,625
Sr. Unsec’d. Notes, MTN	Caa1	9.000	12/15/14	4,000	4,160,000
Healthsouth Corp.,
Gtd. Notes	B2	7.250	10/01/18	5,550	5,647,125
Gtd. Notes	B2	7.750	09/15/22	3,200	3,292,000
inVentiv Health, Inc., Gtd. Notes, 144A	Caa1	10.000	08/15/18	3,375	3,315,938
MedAssets, Inc., Sr. Notes, 144A	B3	8.000	11/15/18	1,750	1,763,125
Mylan, Inc., 144A
Gtd. Notes	B1	7.625	07/15/17	2,125	2,252,500
Gtd. Notes	B1	7.875	07/15/20	2,675	2,852,219
Radnet Management, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.375	04/01/18	7,000	6,440,000
Res-Care, Inc., Gtd. Notes	B1	7.750	10/15/13	7,715	7,821,081
Sabra Healthcare REIT, Inc., Gtd. Notes	B3	9.125	04/15/15	6,350	6,794,500
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Baa3	6.750	04/15/20	300	318,000
Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	10,473	10,996,650
Skilled Healthcare Group, Inc., Gtd. Notes(f)	Caa1	11.000	01/15/14	1,438	1,475,747

Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $4,749,453; purchased 06/21/07-06/24/10)(c)(e)	Caa1	10.000	07/15/17	5,575	5,658,625
Valeant Pharmaceuticals International, 144A
Gtd. Notes	B1	6.750	10/01/17	1,500	1,481,250
Gtd. Notes(f)	B1	6.875	12/01/18	4,825	4,746,594
Gtd. Notes	B1	7.000	10/01/20	2,425	2,364,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes, 144A(b)(f)	B3	7.750	09/15/18	14,750	14,750,000

					184,628,085

Insurance — 0.2%
American General Institutional Capital A, Ltd. Gtd. Notes, 144A	Ba2	7.570	12/01/45	2,825	2,814,406
American International Group, Inc., Jr. Sub. Debs.(a)	Ba2	8.175	05/15/58	550	561,000

					3,375,406

Lodging & Leisure — 1.2%
Felcor Lodging LP, Sr. Sec’d. Notes(f)	B2	10.000	10/01/14	4,750	5,254,688
Host Hotels & Resorts, Inc., Gtd. Notes, 144A	Ba1	6.000	11/01/20	4,850	4,777,250
Host Hotels & Resorts LP,
Gtd. Notes	BB+(d)	6.875	11/01/14	740	757,575
Gtd. Notes	Ba1	7.125	11/01/13	875	883,750
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375	03/15/15	5,975	6,079,562
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(b)	Ba3	11.875	07/15/15	1,025	1,255,625

					19,008,450

Media & Entertainment — 7.6%
AMC Entertainment, Inc.,
Gtd. Notes	Caa1	8.000	03/01/14	4,415	4,426,038
Gtd. Notes	Caa1	11.000	02/01/16	850	901,000
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa3	9.000	06/01/15	525	280,789
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(f)	B2	9.125	08/01/18	3,325	3,541,125
Checkout Holding Corp., Sr. Notes, 144A(f)(h)	B3	12.980	11/15/15	2,350	1,421,750
Clear Channel Communications, Inc.,
Gtd. Notes	Ca	10.750	08/01/16	3,325	2,493,750
Sr. Unsec’d. Notes	Ca	4.900	05/15/15	5,000	3,200,000
Sr. Unsec’d. Notes	Ca	5.500	09/15/14	2,745	1,921,500
Sr. Unsec’d. Notes	Ca	5.500	12/15/16	225	120,375
Sr. Unsec’d. Notes(f)	Ca	5.750	01/15/13	2,875	2,609,062
Sr. Unsec’d. Notes	Ca	6.875	06/15/18	550	297,000
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	B2	9.250	12/15/17	1,200	1,272,000
Gtd. Notes, Ser. B	B2	9.250	12/15/17	4,300	4,590,250
CMP Susquehanna Corp., Gtd. Notes	Caa3	9.875	05/15/14	2,150	688,000
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A(b)	Ba2	13.500	08/15/15	19,165	21,968,150
Gray Television, Inc., Sr. Sec’d. Notes(f)	Caa2	10.500	06/29/15	6,925	6,925,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	Ba2	7.375	12/01/17	775	813,750
Intelsat (Luxembourg) SA (Luxembourg), Gtd. Notes(b)	Caa3	11.250	02/04/17	12,525	13,119,937
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(b)(f)	B3	8.500	11/01/19	4,050	4,353,750

Intelsat SA (Luxembourg), Sr. Unsec’d. Notes(b)(f)	Caa3	7.625	04/15/12	1,000	1,022,500
Intelsat Subsidiary Holding Co. SA (Bermuda), (b)
Gtd. Notes	B3	8.875	01/15/15	1,890	1,937,250
Gtd. Notes, 144A	B3	8.875	01/15/15	630	642,600
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	700	799,750
LIN Television Corp.,
Gtd. Notes(f)	B3	6.500	05/15/13	1,385	1,381,538
Gtd. Notes, Ser. B	B3	6.500	05/15/13	3,000	2,992,500
MediaNews Group, Inc., Sr. Sub. Notes (original cost $2,448,196; purchased 04/19/04-05/19/04)(c)(e)(g)	NR	6.875	10/01/13	2,450	245
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000	09/01/14	480	462,244
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	Caa1	7.750	10/15/18	4,125	4,197,188
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	09/01/14	235	244,106
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625	12/15/16	2,751	2,874,795
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	4,125	4,465,312
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 144A	Caa1	11.125	06/01/18	11,150	12,181,375
Sun Media Corp. (Canada), Gtd. Notes(b)	Ba2	7.625	02/15/13	400	400,500
Universal City Development Partners Ltd./UCDP Finance, Inc.,(c)(e)
Gtd. Notes
(original cost $1,810,500; purchased 11/06/09-09/29/10)	B3	8.875	11/15/15	1,800	1,899,000
Gtd. Notes
(original cost $839,766; purchased 11/06/09)	B3	10.875	11/15/16	850	922,250
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.750	03/15/15	9,268	9,800,831
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500	06/15/16	4,625	4,821,562

					125,988,772

Metals — 1.6%
Blaze Recycling & Metals LLC/Blaze Finance Corp., Sr. Sec’d. Notes, Ser. AI, PIK	NR	13.000	07/15/12	46	38,617
FMG Resources (August 2006) Pty Ltd. (Australia), Sr. Notes, 144A(b)	B1	7.000	11/01/15	375	379,688
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375	04/01/17	3,130	3,496,210
Metals USA, Inc., Sr. Sec’d. Notes(f)	B3	11.125	12/01/15	9,067	9,543,017
Novelis, Inc. (Canada), Gtd. Notes(b)	B1	7.250	02/15/15	7,950	8,178,563
Old AII, Inc., Gtd. Notes, PIK(g)	NR	9.000	12/15/14	1,050	2,205
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes(f)	B2	8.250	04/15/18	1,750	1,780,625
Rain CII Carbon LLC and CII Carbon Corp., Sr. Sec’d. Notes, 144A	B1	8.000	12/01/18	2,400	2,397,000

					25,815,925

Non-Captive Finance — 4.6%
Ally Financial, Inc.,
Gtd. Notes, 144A	B3	7.500	09/15/20	2,075	2,033,500
Gtd. Notes	B3	8.300	02/12/15	1,000	1,052,500
American General Finance Corp., MTN
Sr. Unsec’d. Notes, Ser. H	B3	5.375	10/01/12	4,450	4,105,125
Sr. Unsec’d. Notes, Ser. I	B3	5.400	12/01/15	1,325	1,033,500
Sr. Unsec’d. Notes	B3	6.900	12/15/17	3,900	3,090,750
CIT Group, Inc.,
Sr. Sec’d. Notes	B3	7.000	05/01/13	337	336,970
Sr. Sec’d. Notes(f)	B3	7.000	05/01/14	1,805	1,786,775
Sr. Sec’d. Notes	B3	7.000	05/01/15	505	497,251
Sr. Sec’d. Notes(f)	B3	7.000	05/01/16	8,541	8,391,899
Sr. Sec’d. Notes(f)	B3	7.000	05/01/17	9,963	9,713,850
GMAC, Inc.,
Gtd. Notes	B3	6.625	05/15/12	3,400	3,485,000
Gtd. Notes, Ser. 8(f)	B3	6.750	12/01/14	4,250	4,345,625
Gtd. Notes(f)	B3	6.875	08/28/12	3,575	3,691,188
Gtd. Notes, 144A	B3	8.000	03/15/20	2,275	2,343,250
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	2,825	2,959,187
Sr. Sec’d. Notes, 144A	Ba3	6.750	09/01/16	3,600	3,798,000
Sr. Sec’d. Notes, 144A	Ba3	7.125	09/01/18	1,325	1,401,188
Sr. Unsec’d. Notes(f)	B1	4.750	01/13/12	1,600	1,596,000
Sr. Unsec’d. Notes, MTN(f)	B1	5.300	05/01/12	1,000	998,750
Sr. Unsec’d. Notes, MTN	B1	5.750	06/15/11	1,425	1,428,562
Sr. Unsec’d. Notes	B1	6.375	03/25/13	3,000	3,015,000
Sr. Unsec’d. Notes, 144A	B1	8.750	03/15/17	1,225	1,289,312
KKR Group Finance Co., Gtd. Notes, 144A	A-(d)	6.375	09/29/20	10,000	10,166,640
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	3,050	3,065,250

					75,625,072

Packaging — 2.7%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)(f)	B3	9.125	10/15/20	5,950	6,128,500
Berry Plastics Corp.,
Sec’d. Notes(a)	Caa1	4.167	09/15/14	1,975	1,738,000
Sr. Sec’d. Notes	Caa1	9.500	05/15/18	3,175	3,048,000
Sr. Sec’d. Notes, 144A	Caa1	9.750	01/15/21	3,775	3,614,563
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(f)	Caa1	10.125	11/01/15	4,225	4,235,562
Exopack Holding Corp., Gtd. Notes	B3	11.250	02/01/14	5,660	5,829,800
Graham Packaging Co. LP/GPC Capital Corp. I,
Gtd. Notes, 144A	Caa1	8.250	01/01/17	2,525	2,575,500
Gtd. Notes, 144A	Caa1	8.250	10/01/18	600	609,000
Gtd. Notes(f)	Caa1	9.875	10/15/14	2,730	2,825,550
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750	02/01/17	3,200	3,352,000
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	6.750	12/01/14	250	255,313
Plastipak Holdings, Inc., 144A(c)(e)
Sr. Notes
(original cost $1,811,250; purchased 03/31/10-05/21/10)(f)	B3	8.500	12/15/15	1,800	1,858,500
Sr. Notes
(original cost $1,544,276; purchased 07/23/09)	B3	10.625	08/15/19	1,580	1,753,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 144A
Gtd. Notes	Caa1	9.000	04/15/19	3,200	3,256,000
Sr. Sec’d. Notes	Ba3	7.750	10/15/16	2,850	2,971,125

					44,051,213

Paper — 1.8%
ABI Escrow Corp., Sr. Sec’d. Notes, 144A(f)	B1	10.250	10/15/18	3,050	3,179,625
Cascades, Inc. (Canada),(b)
Gtd. Notes	Ba3	7.750	12/15/17	1,725	1,806,937
Gtd. Notes	Ba3	7.875	01/15/20	1,125	1,181,250

Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500	06/01/14	4,675	5,481,438
Domtar Corp.,
Gtd. Notes, Ser. GLOB	Ba2	7.125	08/15/15	313	341,561
Sr. Unsec’d. Notes	Ba2	10.750	06/01/17	800	1,006,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $4,062,549; purchased 04/20/09)(e)	Ba2	8.250	05/01/16	4,225	4,668,625
Graphic Packaging International, Inc.,
Gtd. Notes	B3	7.875	10/01/18	1,500	1,556,250
Gtd. Notes	B3	9.500	06/15/17	3,420	3,710,700
NewPage Corp., Sr. Sec’d. Notes(f)	B2	11.375	12/31/14	4,650	4,208,250
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125	05/01/16	1,650	1,703,625
Rock-Tenn Co., Gtd. Notes	Ba2	9.250	03/15/16	500	540,000
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(b)	Ba2	7.500	11/20/25	100	90,750

					29,475,011

Pipelines & Other — 1.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	05/20/16	915	951,600
El Paso Corp.,
Notes, Ser. G, MTN	Ba3	7.800	08/01/31	750	781,066
Notes, Ser. G, MTN	Ba3	8.050	10/15/30	110	116,725
Sr. Unsec’d. Notes	Ba3	7.000	05/15/11	330	337,010
Energy Transfer Equity LP, Gtd. Notes	Ba2	7.500	10/15/20	3,300	3,415,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Notes, 144A	Ba3	6.500	05/01/21	3,500	3,447,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625	06/15/20	2,350	2,543,875
Inergy LP/Inergy Finance Corp., Gtd. Notes, 144A(f)	Ba3	7.000	10/01/18	2,175	2,229,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes, Ser. B	B1	8.750	04/15/18	1,415	1,521,125
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	07/15/11	350	359,813
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000	03/01/32	29	32,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A(f)	B1	7.875	10/15/18	3,375	3,476,250
Gtd. Notes	B1	8.250	07/01/16	1,125	1,170,000
Gtd. Notes	B1	11.250	07/15/17	4,175	4,759,500

					25,141,849

Real Estate Investment Trusts — 0.6%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500	02/01/17	150	130,500
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba2	7.000	01/15/16	4,127	4,178,587
Sr. Notes, 144A	Ba2	6.750	10/15/22	5,350	5,336,625

					9,645,712

Retailers — 1.8%
Michaels Stores, Inc., Sr. Notes, 144A(f)	Caa1	7.750	11/01/18	975	948,188
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK(f)	Caa1	9.000	10/15/15	4,817	5,009,446
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750	02/15/14	3,810	3,819,525
QVC, Inc., 144A
Sr. Sec’d. Notes	Ba2	7.125	04/15/17	2,490	2,614,500
Sr. Sec’d. Notes	Ba2	7.375	10/15/20	2,475	2,586,375
Rite Aid Corp.,
Sr. Sec’d. Notes	Caa2	7.500	03/01/17	2,275	2,144,187
Sr. Sec’d. Notes(f)	B3	9.750	06/12/16	850	912,687
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	6,075	6,439,500
Toys “R” US Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500	12/01/17	4,480	4,760,000

					29,234,408

Technology — 10.9%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A	Ba3	7.750	08/01/20	6,400	6,560,000
Sr. Unsec’d. Notes(f)	Ba3	8.125	12/15/17	4,025	4,246,375
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	15,700	15,582,250
DuPont Fabros Technology LP, Gtd. Notes	Ba2	8.500	12/15/17	4,850	5,250,125
Eastman Kodak Co., Sr. Sec’d. Notes, 144A(f)	Ba3	9.750	03/01/18	2,575	2,529,937
First Data Corp., Gtd. Notes	Caa1	9.875	09/24/15	3,925	3,336,250
Freescale Semiconductor, Inc.,
Gtd. Notes(f)	Caa3	10.125	12/15/16	12,960	12,279,600
Sr. Sec’d. Notes, 144A	B2	9.250	04/15/18	4,350	4,556,625
Interactive Data Corp., Gtd. Notes, 144A	Caa1	10.250	08/01/18	12,579	13,553,872
Iron Mountain, Inc., Gtd. Notes	B2	7.750	01/15/15	134	134,670
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125	07/01/16	3,960	4,103,550

Nortel Networks Ltd. (Canada),(b)(g)
Gtd. Notes	NR	9.003	07/15/11	3,000	2,340,000
Gtd. Notes	NR	10.125	07/15/13	2,600	2,093,000
Gtd. Notes(f)	NR	10.750	07/15/16	9,790	7,880,950
NXP BV/NXP Funding LLC (Netherlands),(b)
Gtd. Notes, Ser. EXcH(f)	Caa2	9.500	10/15/15	2,000	2,050,000
Sr. Sec’d. Notes, Ser. EXcH(a)(f)	B3	3.039	10/15/13	900	850,500
Sr. Sec’d. Notes, Ser. ExCH	B3	7.875	10/15/14	2,925	3,001,781
Sr. Sec’d. Notes, 144A	B3	9.750	08/01/18	9,300	10,044,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(b)	Ba1	6.875	05/01/20	4,225	4,013,750
Seagate Technology HDD Holdings (Cayman Islands),(b)
Gtd. Notes	Ba1	6.375	10/01/11	3,676	3,731,140
Gtd. Notes	Ba1	6.800	10/01/16	6,206	6,174,970
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(b)	Baa3	10.000	05/01/14	8,395	9,864,125
Sensata Technologies BV (Netherlands),
Gtd. Notes(b)(f)	Caa1	8.000	05/01/14	2,126	2,232,300
Spansion LLC, Gtd. Notes, 144A	B(d)	7.875	11/15/17	1,750	1,782,813
SunGard Data Systems, Inc.,
Gtd. Notes	Caa1	9.125	08/15/13	215	219,300
Gtd. Notes(f)	Caa1	10.250	08/15/15	9,690	10,053,375
Gtd. Notes	Caa1	10.625	05/15/15	9,990	10,839,150
Sr. Unsec’d. Notes, 144A(f)	Caa1	7.625	11/15/20	6,400	6,400,000
Trans Union LLC/TransUnion Financing Corp., Gtd. Notes, 144A	B3	11.375	06/15/18	7,175	8,036,000
Unisys Corp.,
Sr. Sec’d. Notes, 144A(f)	Ba1	12.750	10/15/14	2,810	3,350,925
Sr. Sec’d. Notes, 144A	Ba2	14.250	09/15/15	1,175	1,412,938
Sr. Unsec’d. Notes	B2	12.500	01/15/16	4,321	4,817,915
WireCo WorldGroup, Inc., Sr. Unsec’d. Notes, 144A(f)	B3	9.500	05/15/17	5,700	6,166,688

					179,488,874

Telecommunications — 3.6%
Clearwire Communications LLC/Clearwire Finance, Inc., 144A
Sr. Sec’d. Notes	Caa1	12.000	12/01/15	3,250	3,449,063
Sr. Sec’d. Notes	Caa1	12.000	12/01/15	8,590	9,094,663
Cricket Communications, Inc., Gtd. Notes, 144A(f)	B3	7.750	10/15/20	3,075	2,836,688
Frontier Communications Corp.,
Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	1,550	1,705,000
Sr. Unsec’d. Notes	Ba2	8.500	04/15/20	2,000	2,200,000
Sr. Unsec’d. Notes	Ba2	8.750	04/15/22	3,750	4,115,625
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B (original cost $4,019,313; purchased 05/10/0510/01/07)(c)(e)(g).	NR	12.500	05/01/15	3,740	37
MetroPCS Wireless, Inc., Gtd. Notes	B2	7.875	09/01/18	2,950	3,056,937
Nextel Communications, Inc.,
Gtd. Notes, Ser. E	Ba2	6.875	10/31/13	950	948,813
Gtd. Notes, Ser. D	Ba2	7.375	08/01/15	425	410,125
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba2	7.125	04/01/18	700	728,000
Qwest Corp.,
Sr. Unsec’d. Notes	Baa3	7.500	10/01/14	760	860,700
Sr. Unsec’d. Notes	Baa3	7.625	06/15/15	1,545	1,780,612
SBA Telecommunications, Inc.,
Gtd. Notes(f)	Ba3	8.000	08/15/16	1,690	1,825,200
Gtd. Notes	Ba3	8.250	08/15/19	1,040	1,138,800
Sprint Capital Corp.,
Gtd. Notes(f)	Ba3	6.900	05/01/19	3,800	3,638,500
Gtd. Notes	Ba3	7.625	01/30/11	375	376,875
Gtd. Notes	Ba3	8.375	03/15/12	1,075	1,131,437
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000	12/01/16	1,915	1,795,312
Wind Acquisition Finance SA (Luxembourg), 144A(b)
Sec’d. Notes	B2	11.750	07/15/17	4,400	4,884,000
Sr. Sec’d. Notes(f)	Ba2	7.250	02/15/18	4,175	4,112,375
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(b)	B3	12.250	07/15/17	3,964	4,479,766
Windstream Corp.,
Gtd. Notes	Ba3	7.875	11/01/17	610	640,500
Gtd. Notes	Ba3	8.625	08/01/16	4,795	4,974,813

					60,183,841

Total corporate bonds					1,454,199,419

		Shares
COMMON STOCKS — 0.2%
Adelphia Recovery Trust(c)(i)		2,000,000	2,000
CenturyLink, Inc.		4,018	172,734
Dex One Corp.(i)		149,207	708,733
IHF Holdings, Inc.(i)		4,375	44
Mirant Corp.(i)		3,283	32,567
Neenah Enterprises, Inc.(i)		3,902	4
Peachtree Cable Assoc. Ltd.(c)(i)		31,559	316
Sprint Nextel Corp.(i)		28,675	108,391
WKI Holding Co., Inc.(c)(i)		6,031	174,537
Xerox Corp.		169,797	1,945,874
Zemex Minerals Group(c)(i)		171	2

Total common stocks			3,145,202

PREFERRED STOCKS — 0.4%
Banking — 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)		153,000	4,020,840

Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 05/27/98)(c)(e)(i)(j)		2,000	152,000

Cable
Escrow Pfd Adelphia(c)(i)		20,000	20

Gaming — 0.2%
Las Vegas Sands Corp., Ser. A, 10.000%		30,000	3,331,875

Total preferred stocks			7,504,735

	Expiration Date	Units
WARRANTS(i)(k)
Chemicals
Hercules, Inc.	03/31/29	230	7,932

Paper
Smurfit Kappa Group PLC (Ireland), 144A(b)(c)	10/01/13	275	2,423

Telecommunications
Hawaiian Telcom Holdco, Inc. (original cost $41,261; purchased 11/11/10)(c)(e)	10/28/15	6,958	34,790

Total warrants			45,145

TOTAL LONG-TERM INVESTMENTS (cost $1,527,361,827)			1,570,884,285

		Shares
SHORT-TERM INVESTMENTS — 14.6%
Afilliated Mutual Funds
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l)		44,506	398,774
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $240,444,860; includes $197,195,960 of cash collateral received for securities on loan)(l)(m)		240,444,860	240,444,860

TOTAL SHORT-TERM INVESTMENTS (cost $240,878,835)			240,843,634

TOTAL INVESTMENTS(n) — 109.7% (cost $1,768,240,662)(p)			1,811,727,919
LIABILITIES IN EXCESS OF OTHER ASSETS(q) — (9.7)%			(160,812,721)

NET ASSETS — 100.0%			$1,650,915,198

* The ratings reflected are as of November 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
LLC	Limited Liability Co.

LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PLC	Public Limited Co.
ULC	Unlimited Liability Corp.

(a)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at November 30, 2010.
(b)	US$ denominated foreign securities.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $74,728,728. The aggregate value of $71,066,335 is approximately 4.3% of net assets.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,614,671; cash collateral of $197,195,960 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(i)	Non-income producing security.
(j)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(k)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2010.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Portfolio Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Portfolio Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	As of November 30, 2010, 17 securities representing $5,244,770 and 0.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(o)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,776,940,288	$87,913,614	$(53,125,983)	$34,787,631

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and the difference in the treatment of accreting market discount and premium amortization as of the most recent fiscal year end.

(q)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at November 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Deutsche Bank AG	09/20/13	$2,845	1.000%	Masco Corp., 6.125%, 10/03/16	$76,984	$75,461	$1,523
JPMorgan Chase Bank	12/20/13	5,000	3.350	Seagate Technology HDD Holdings, 6.800%, 10/01/16	(169,200)	1,260	(170,460)
JPMorgan Chase Bank	12/20/13	5,000	6.500	Tenet Healthcare Corp., 7.375%, 02/01/13	(411,705)	2,445	(414,150)

					$(503,921)	$79,166	$(583,087)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at November 30, 2010(4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	12/20/14	$6,000	5.000%	Ford Motor Co., 6.500%, 08/01/18	2.898%	$545,632	$(783,333)	$1,328,965
Goldman Sachs International	03/20/16	1,850	4.100	NRG Energy, Inc., 7.250%, 02/01/14	5.145	(104,077)	—	(104,077)

						$441,555	$(783,333)	$1,224,888

#	Notional amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up- front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$7,089,654	$4,870,162
Bank Loans	—	74,004,164	20,025,804
Corporate Bonds	—	1,454,196,456	2,963
Common Stocks	2,968,299	—	176,903
Preferred Stocks	7,352,715	—	152,020
Warrants	2,423	—	42,722
Affiliated Mutual Funds	240,843,634	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	641,801	—

Total	$251,167,071	$1,535,932,075	$25,270,574

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/10	$4,651,807	$15,776,082	$2,926	$165,986	$474,020	$7,736
Realized gain (loss)	—	82,251	—	—	—	—
Change in unrealized appreciation (depreciation)**	173,054	645,753	(540)	10,917	(322,000)	(6,275)
Purchases	—	3,999,375	—	—	—	41,261
Sales	—	(1,439,033)	—	—	—	—
Accrued discount/premium	45,301	15,376	203	—	—	—
Transfers into Level 3	—	946,000	374	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 11/30/10	$4,870,162	$20,025,804	$2,963	$176,903	$152,020	$42,722

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $500,909 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 bank loans transferred into Level 3 as a result of using a single broker quote and 1 corporate bond transferred into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustee’s approval.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.